Segment, Product and Geographic Information - Segment revenues from major product lines (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment, Product and Geographic Information
Revenues	$ 906,802	$ 945,428	$ 1,201,339
Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	125,936	175,666	263,992
Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	625,390	629,174	778,946
Non-driver products
Segment, Product and Geographic Information
Revenues	155,476	140,588	158,401
Driver IC
Segment, Product and Geographic Information
Revenues	751,326	804,840	1,042,938
Driver IC | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	125,936	175,666	263,992
Driver IC | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	625,390	629,174	778,946
Driver IC | Non-driver products
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products
Segment, Product and Geographic Information
Revenues	155,476	140,588	158,401
Non-driver products | Display drivers for large-sized applications
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products | Display drivers for small and medium-sized applications
Segment, Product and Geographic Information
Revenues	0	0	0
Non-driver products | Non-driver products
Segment, Product and Geographic Information
Revenues	$ 155,476	$ 140,588	$ 158,401